Net revenues - Schedule of revenue by segment and type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	€ 144,559	€ 45,736		€ 56,776
Other services provided	3,112	1,318		1,485
Construction contract revenues	602	0		0
Revenues from goods and services	148,273	47,054		58,261
Lease installments from assets sold with a buy-back commitment	994	578		683
Interest income of financial services activities	152	24		49
Total Net revenues	149,419	47,656	[1]	58,993	[1]
North America
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	66,618	122		140
Other services provided	1,072	0		0
Construction contract revenues	0	0		0
Revenues from goods and services	67,690	122		140
Lease installments from assets sold with a buy-back commitment	16	0		0
Interest income of financial services activities	0	0		0
Total Net revenues	67,706	122		140
South America
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	10,191	1,091		1,647
Other services provided	283	62		99
Construction contract revenues	0	0		0
Revenues from goods and services	10,474	1,153		1,746
Lease installments from assets sold with a buy-back commitment	0	0		0
Interest income of financial services activities	0	0		0
Total Net revenues	10,474	1,153		1,746
Enlarged Europe
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	56,315	40,662		51,564
Other services provided	1,309	1,143		1,263
Construction contract revenues	0	0		0
Revenues from goods and services	57,624	41,805		52,827
Lease installments from assets sold with a buy-back commitment	978	578		683
Interest income of financial services activities	0	0		0
Total Net revenues	58,602	42,383		53,510
Middle East & Africa
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	5,088	3,049		2,577
Other services provided	77	5		5
Construction contract revenues	0	0		0
Revenues from goods and services	5,165	3,054		2,582
Lease installments from assets sold with a buy-back commitment	0	0		0
Interest income of financial services activities	0	1		0
Total Net revenues	5,165	3,055		2,582
China and India & Asia Pacific
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	3,868	812		840
Other services provided	56	52		118
Construction contract revenues	0	0		0
Revenues from goods and services	3,924	864		958
Lease installments from assets sold with a buy-back commitment	0	0		0
Interest income of financial services activities	0	0		0
Total Net revenues	3,924	864		958
Maserati
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	1,962	0		0
Other services provided	40	0		0
Construction contract revenues	0	0		0
Revenues from goods and services	2,002	0		0
Lease installments from assets sold with a buy-back commitment	0	0		0
Interest income of financial services activities	0	0		0
Total Net revenues	2,002	0		0
Other activities
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	517	0		8
Other services provided	275	56		0
Construction contract revenues	602	0		0
Revenues from goods and services	1,394	56		8
Lease installments from assets sold with a buy-back commitment	0	0		0
Interest income of financial services activities	152	23		49
Total Net revenues	€ 1,546	€ 79		€ 57

[1]	Refer to Note 3, Scope of consolidation